Earnings Per Share (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Outstanding weighted average stock options and restricted shares excluded from calculation of diluted earnings per common share	3,651,145	16,723,609	27,646,400